DRIEHAUS MUTUAL FUNDS

(The “Trust”)

Driehaus Large Cap Growth Fund

SUPPLEMENT DATED JUNE 10, 2013

TO PROSPECTUS AND SUMMARY PROSPECTUS DATED APRIL 30, 2013

IMPORTANT NOTICE

The Board of Trustees of the Trust (the “Board”) has determined to terminate and liquidate the Driehaus Large Cap Growth Fund (the “Fund”). Effective as of the close of business on June 11, 2013, the Fund is closed and will not accept any purchase orders. As of July 19, 2013, the Fund will begin the process of liquidating its portfolio securities and shareholders should be aware that the Fund will not be pursuing its stated investment objective or engaging in any business activities except for the purpose of winding up its affairs. Shareholders who do not sell their shares of the Fund before the effective date under the Plan of Termination and Liquidation, currently expected to be July 19, 2013, will receive a liquidating distribution in cash equal to the amount of the net asset value of their shares. Thereafter, the Fund will be liquidated and dissolved, and all references to the Fund herein shall be removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.

DRIEHAUS MUTUAL FUNDS

(The “Trust”)

Driehaus Large Cap Growth Fund

SUPPLEMENT DATED JUNE 10, 2013

TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013

IMPORTANT NOTICE

The Board of Trustees of the Trust (the “Board”) has determined to terminate and liquidate the Driehaus Large Cap Growth Fund (the “Fund”). Effective as of the close of business on June 11, 2013, the Fund is closed and will not accept any purchase orders. As of July 19, 2013, the Fund will begin the process of liquidating its portfolio securities and shareholders should be aware that the Fund will not be pursuing its stated investment objective or engaging in any business activities except for the purpose of winding up its affairs. Shareholders who do not sell their shares of the Fund before the effective date under the Plan of Termination and Liquidation, currently expected to be July 19, 2013, will receive a liquidating distribution in cash equal to the amount of the net asset value of their shares. Thereafter, the Fund will be liquidated and dissolved, and all references to the Fund herein shall be removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.